T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.1%
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 525,000 525
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 332,410 331
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 205,000 206
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 100,000 99
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 150,000 149
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 220,000 218
Affirm Master Trust
Series 2026-3A, Class A
4.78%, 8/15/34 (1) 245,000 244
Affirm Master Trust
Series 2026-3A, Class B
5.03%, 8/15/34 (1) 100,000 100
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 250,000 250
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 223,215 222
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 214,630 214
Ally Bank
Series 2026-B, Class A2
4.834%, 6/15/34 (1) 250,000 250
Ally Bank
Series 2026-B, Class B
4.981%, 6/15/34 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 297,952 297
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 168,429 167
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 414,335 412
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  55,000 55
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 148,708 149
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class A2
4.73%, 11/21/33 (1) 220,000 220
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 420,000 421
Anchorage Capital
Series 2026-22A, Class BR4, CLO, FRN
3M TSFR + 1.55%, 5.279%, 1/20/39 (1) 250,000 250
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 500,000 501
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 210,000 211
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 505,000 503
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 5.029%, 4/20/39 (1) 520,000 521
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 70,697 71
Auxilior Term Funding
Series 2026-1A, Class A2
4.64%, 2/15/29 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Auxilior Term Funding
Series 2026-1A, Class A3
4.99%, 8/15/36 (1) 100,000 100
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 100,000 100
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 98
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 110,000 108
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 1/20/39 (1) 721,591 721
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 57,936 58
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 57,936 58
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/27/48 (1) 352,642 353
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.443%, 7/27/48 (1) 282,114 282
Benefit Street Partners XXXIV
Series 2024-34A, Class BR, CLO, FRN
3M TSFR + 1.52%, 5.276%, 7/25/39 (1) 450,000 450
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  120,000 120
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  70,000 70
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  180,000 179

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgecrest Lending Auto Securitization Trust
Series 2026-3, Class A3
4.64%, 4/15/30  75,000 76
Carlyle U.S.
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.217%, 7/25/38 (1) 250,000 250
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  255,000 257
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  105,000 105
CarMax Select Receivables Trust
Series 2026-B, Class A3
4.64%, 12/16/30  105,000 105
CarMax Select Receivables Trust
Series 2026-B, Class B
4.88%, 10/15/32  30,000 30
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  70,000 70
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 198
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 80,115 80
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 555,000 561
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 201
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  215,000 213
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  45,000 44
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  500,000 492

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  35,000 34
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  65,000 65
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  280,000 282
Carvana Auto Receivables Trust
Series 2026-P3, Class B
5.23%, 10/11/32  105,000 105
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  145,000 144
CCG Receivables Trust
Series 2026-1, Class A2
4.45%, 1/17/34 (1) 325,000 324
Cedar Funding IX
Series 2018-9A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 7/20/37 (1) 355,000 355
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 280,000 280
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 790,000 789
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 156,673 156
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 243,190 243
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/18/38 (1) 275,000 275
CIFC Funding
Series 2019-6A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.186%, 7/16/37 (1) 505,000 505
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.993%, 10/25/56 (1) 330,065 330
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.65%, 5.293%, 10/25/56 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crossroads Asset Trust
Series 2025-A, Class A2
4.91%, 2/20/32 (1) 131,324 132
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 471
Deephaven Residential Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.45%, 5.089%, 9/25/56 (1) 390,000 390
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 665,000 668
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  100,000 99
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 59,768 59
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 198,181 191
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 39,931 41
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 325,000 326
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 175,000 176
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 165,000 164
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  11,995 12
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  21,893 22

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  60,000 60
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  105,748 106
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  65,000 65
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  90,000 89
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  175,000 174
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  80,000 80
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  365,000 364
Figre
Series 2026-FL2, Class A1, VR
5.516%, 6/25/56 (1) 211,830 211
FIGRE Trust
Series 2026-HE6, Class A, VR
5.56%, 6/25/56 (1) 661,394 655
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 300,626 301
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 376,412 376
Flatiron
Series 2019-1AR, Class AR3, CLO, FRN
3M TSFR + 0.90%, 11/16/36 (1)(2) 250,000 250
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 105,000 105
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  30,000 30
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  45,000 45

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortress Credit Bsl XI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 0.96%, 7/20/34 (1)(2) 520,000 520
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 250,000 250
Fortress Credit BSL XVII
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.05%, 4.802%, 10/23/34 (1) 770,000 770
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.653%, 1/15/38 (1) 250,000 250
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/39 (1) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 545,000 539
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 105,000 105
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 509,783 510
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 10/25/66  290,000 290
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 128,250 121
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 169,215 172
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 25,801 26
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 100
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 71,180 72

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 264,587 264
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 365,641 361
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 250,000 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 250,000 249
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 100
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 29
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  55,000 54
Imprint Payments Credit Card Master Trust
Series 2026-A, Class A
5.00%, 7/15/30 (1) 205,000 205
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 1,045,000 1,045
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 507,935 504
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 281,686 283
KKR
Series 17, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.278%, 7/15/38 (1) 540,000 540
M&T Equipment Notes
Series 2024-1A, Class A3
4.76%, 8/18/31 (1) 200,000 200
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 122,049 122
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 35,766 36

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 130,428 128
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 121,884 120
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 264,281 263
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 59,259 56
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 250,000 250
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/20/39 (1) 255,000 255
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  75,000 75
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 120,826 121
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 98
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 33,890 34
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.074%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 50,463 51
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 16,872 17

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 140,042 139
Octane Recievables Trust
Series 2026-RVM1, Class A
4.92%, 6/20/47 (1) 265,000 265
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 100,000 100
OneMain Financial Issuance Trust
Series 2026-2A, Class A
4.98%, 1/14/38 (1) 690,000 689
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 100,000 100
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 505,000 505
Regatta X Funding
Series 2017-3A, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.406%, 7/17/37 (1) 320,000 320
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.943%, 4/15/39 (1) 250,000 250
Robinhood Credit Card Trust
Series 2026-1A, Class A
4.80%, 7/21/31 (1) 130,000 129
Robinhood Credit Card Trust
Series 2026-1A, Class B
4.99%, 7/21/31 (1) 100,000 100
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 85,942 86
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.859%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.993%, 3/30/38 (1) 315,000 316
RR 47
Series 2026-47A, Class A2R, CLO, FRN
3M TSFR + 1.55%, 5.261%, 10/15/41 (1) 250,000 250
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/38 (1) 255,000 255

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 200,310 198
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 250,000 249
Santander Drive Auto Receivables Trust
Series 2023-6, Class B
5.98%, 4/16/29  171,132 172
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  33,482 33
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 416
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  240,000 239
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  180,000 178
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 191
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 4/20/37 (1) 250,000 251
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 292,627 296
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 700,000 690
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 64,340 65
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,252 260
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 35
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 98,568 99

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 45
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 120,000 117
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 102
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 320,000 319
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A4
4.69%, 5/20/33 (1) 75,000 75
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 55,000 54
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 250,000 251
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 31,722 31
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 994,795 967
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.88%, 10/25/34 (1) 640,000 640
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 250,000 250
Squarepoint U.S.
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.35%, 10/15/39 (1)(2) 525,000 525
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class A
4.77%, 8/20/31 (1) 315,000 314
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 100,000 100
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 60,000 60

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 20,000 20
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 198
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 40,000 40
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 90,000 89
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 50,000 50
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-BA, Class A2A
4.39%, 3/20/29 (1) 445,000 444
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.903%, 1/22/38 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.233%, 1/22/38 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,420 99
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.893%, 1/15/35 (1) 260,000 260
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 800,000 800
Trinitas XXIX
Series 2024-29A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.324%, 10/23/39 (1) 250,000 250
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 528,608 527

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 19,119 19
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 791,788 788
Volkswagen Credit Auto Master Trust
Series 2026-1A, Class A
4.71%, 5/20/31 (1) 370,000 370
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 4/20/38 (1) 265,000 265
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 249,233 250
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 91,602 91
Wise
Series 2026-1A, Class B1, CLO, FRN
3M TSFR + 1.60%, 5.375%, 7/20/39 (1) 250,000 250
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 211
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 270,000 268
Total Asset-Backed Securities (Cost $50,180) 50,051
BOND FUNDS  7.9%
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.92% (3)(4) 5,738,135 56,061
T. Rowe Price Inflation Protected Bond Fund - I Class,
(2.31)% (3)(4) 1,522,850 15,579
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 1,876,919 17,399
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.31% (3)(4) 5,941,185 46,460
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.37% (3)(4) 12,434,315 104,822
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (2.32)% (3)(4) 4,914,400 23,147

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
5.20% (3)(4) 11,906,928 80,967
Total Bond Funds (Cost $388,046) 344,435
COMMON STOCKS  68.1%
COMMUNICATION SERVICES  5.3%
Diversified Telecommunication Services  0.4%
Anterix  (5)(6) 32,174 2,924
BT Group (GBP)  1,783,736 4,936
KT (KRW)  62,540 2,448
Space Exploration Technologies (5) 16,595 2,385
Telstra Group (AUD)  719,105 2,404
Uniti Group (5)(6) 86,765 861
15,958
Entertainment  1.0%
Atlanta Braves Holdings, Class C (5)(6) 16,951 840
Liberty Live Holdings, Class C (5) 71,970 7,450
Madison Square Garden Sports (5) 5,258 2,023
Netflix (5) 274,275 22,230
Nintendo (JPY)  69,300 3,906
Sphere Entertainment (5)(6) 2,442 333
Walt Disney  77,588 8,345
45,127
Interactive Media & Services  3.3%
Alphabet, Class A  116,941 39,684
Alphabet, Class C  227,944 76,455
Meta Platforms, Class A  44,293 25,351
Reddit, Class A (5) 170 25
Tencent Holdings (HKD)  31,900 1,832
143,347
Media  0.0%
EchoStar, Class A (5)(6) 1,352 117
117
Wireless Telecommunication Services  0.6%
KDDI (JPY)  281,400 5,198
SoftBank Group (JPY)  145,600 4,691
T-Mobile U.S.  78,403 14,147
24,036
Total Communication Services 228,585

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  6.8%
Automobile Components  0.1%
Autoliv, SDR (SEK) (6) 21,811 2,660
2,660
Automobiles  0.6%
Suzuki Motor (JPY) (6) 273,400 3,785
Tesla (5) 44,226 16,273
Toyota Motor (JPY)  374,600 7,358
27,416
Broadline Retail  2.5%
Alibaba Group Holding (HKD)  96,196 1,375
Amazon.com (5) 363,638 94,462
Next (GBP)  15,544 3,251
Ollie's Bargain Outlet Holdings (5)(6) 13,920 1,050
Savers Value Village (5) 79,983 826
Sea, ADR (5) 55,014 6,243
107,207
Diversified Consumer Services  0.0%
Carriage Services  12,010 404
Service Corp. International (6) 12,307 1,005
1,409
Hotels, Restaurants & Leisure  1.3%
Airbnb, Class A (5) 24,246 4,442
Booking Holdings  103,759 20,658
Cava Group (5) 14,798 973
Compass Group  193,845 5,899
DoorDash , Class A (5) 13,881 3,217
Dutch Bros, Class A (5)(6) 18,834 920
Food & Life (JPY)  39,300 1,446
Life Time Group Holdings (5) 25,574 1,075
McDonald's  37,475 9,876
Planet Fitness, Class A (5) 50,581 2,610
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (5)(7)(8)(9) 90,236 219
Yum! Brands  27,300 4,185
55,520
Household Durables  0.4%
Installed Building Products  3,832 931
Panasonic Holdings (JPY)  141,600 3,948
PulteGroup  21,860 2,761

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sony Group (JPY)  380,500 9,403
17,043
Leisure Products  0.0%
Acushnet Holdings (6) 2,520 218
218
Specialty Retail  1.6%
AutoZone (5) 2,823 8,444
Boot Barn Holdings (5) 2,776 418
Burlington Stores (5) 2,410 626
Carvana (5) 349,675 25,687
Floor & Decor Holdings, Class A (5)(6) 495 25
Home Depot  40,759 13,362
Lowe's  9,608 1,967
O'Reilly Automotive (5) 36,683 3,257
Ross Stores  17,238 3,940
TJX  50,346 6,742
Tractor Supply  53,300 1,860
Ulta Beauty (5) 8,404 4,514
Urban Outfitters (5) 5,483 442
71,284
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  180,700 5,067
Birkenstock Holding (5) 18,043 630
Kering (EUR)  9,241 2,723
Kontoor Brands (6) 10,420 786
Moncler (EUR)  47,267 2,581
11,787
Total Consumer Discretionary 294,544
CONSUMER STAPLES  2.7%
Beverages  0.3%
Coca-Cola  96,804 8,583
Diageo (GBP)  168,892 3,883
12,466
Consumer Staples Distribution & Retail  0.3%
BJ's Wholesale Club Holdings (5) 6,303 571
Coles Group (AUD)  132,450 2,280
Grocery Outlet Holding (5)(6) 146,704 1,753
PriceSmart  (6) 2,423 412
Tsuruha Holdings (JPY) (6) 136,200 1,969
U.S. Foods Holding (5) 38,256 4,011
10,996

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.6%
Ajinomoto (JPY)  87,200 2,932
Cal-Maine Foods  3,874 306
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $162 (5)(7)(9) 8,748 —
Magnum Ice Cream (EUR) (5)(6) 154,690 3,176
Mama's Creations (5) 8,363 136
Mondelez International, Class A  236,978 14,709
Nestle (CHF)  49,513 4,816
26,075
Household Products  0.5%
Colgate-Palmolive  43,739 3,929
Procter & Gamble  119,707 17,372
21,301
Personal Care Products  0.6%
L'Oreal (EUR)  11,231 5,001
Unilever (GBP)  228,024 14,680
Unilever, ADR  106,008 6,874
26,555
Tobacco  0.4%
British American Tobacco (GBP)  100,706 5,595
Philip Morris International  72,577 13,594
19,189
Total Consumer Staples 116,582
ENERGY  3.3%
Energy Equipment & Services  0.8%
Kodiak Gas Services  8,876 522
Liberty Energy  14,639 288
National Energy Services Reunited (5) 32,374 1,137
Noble (6) 39,997 1,833
NOV  68,632 1,461
SLB  268,166 16,117
TechnipFMC  134,927 10,544
WaterBridge Infrastructure, Class A (6) 74,130 2,357
Weatherford International  10,491 1,026
35,285
Oil, Gas & Consumable Fuels  2.5%
Aker BP (NOK)  82,703 3,173
California Resources  11,638 617
Canadian Natural Resources (CAD)  98,577 4,943
Canadian Natural Resources  83,365 4,174

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cenovus Energy (CAD)  32,308 1,038
Cenovus Energy  119,700 3,848
Chevron  50,391 10,388
ConocoPhillips  136,828 18,128
EQT  87,450 4,738
Equinor (NOK)  121,992 5,232
ExxonMobil Holdings  52,532 8,455
Golar LNG  69,319 3,569
Gulfport Energy (5) 3,555 638
Magnolia Oil & Gas, Class A  57,451 1,543
PrairieSky Royalty (CAD) (6) 115,323 3,049
Range Resources (6) 195,889 8,094
Shell, ADR  133,839 12,240
Strathcona Resources (CAD)  33,263 1,026
TotalEnergies (EUR)  135,825 11,968
Valero Energy  1,177 422
Viper Energy, Class A  23,679 1,061
WhiteHawk Minerals  19,125 525
108,869
Total Energy 144,154
FINANCIALS  11.2%
Banks  4.8%
ABN AMRO Bank, CVA (EUR)  79,128 3,837
ANZ Group Holdings (AUD)  264,798 7,046
Atlantic Union Bankshares 34,628 1,397
Banc of California  109,635 2,041
Banco Bilbao Vizcaya Argentaria (EUR)  322,275 9,324
Banco Santander (EUR)  705,202 10,320
Bank of America  287,125 17,784
Barclays (GBP)  1,011,942 6,711
BAWAG Group (EUR)  15,297 3,191
Byline Bancorp  8,059 306
Citigroup  16,549 2,178
Columbia Banking System  68,645 2,035
Columbia Financial  39,260 456
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $872 (5)
(7)(9) 8,693 812
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(9) 1,604 —
DBS Group Holdings (SGD)  126,791 7,710
Dime Commercial Bancshares  31,843 1,286
DNB Bank (NOK)  161,598 5,504
Eastern Bankshares 71,003 1,559

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equity Bancshares, Class A  21,309 1,052
Erste Group Bank (EUR)  16,832 2,366
FB Financial  20,129 1,147
Fifth Third Bancorp  126,945 6,826
Five Star Bancorp  29,791 1,365
Flagstar Bank (6) 94,705 1,260
Huntington Bancshares  221,500 3,696
ING Groep (EUR)  133,926 4,741
JPMorgan Chase  104,504 37,205
Kearny Financial  42,418 419
Live Oak Bancshares  30,327 1,195
Lloyds Banking Group (GBP)  3,251,097 4,793
Mitsubishi UFJ Financial Group (JPY)  491,100 11,196
National Bank of Canada (CAD)  14,518 2,228
OceanFirst Financial  36,190 682
Pinnacle Financial Partners  13,196 1,319
Resona Holdings (JPY)  283,600 4,447
Seacoast Banking  20,856 708
ServisFirst Bancshares  21,374 920
Societe Generale (EUR)  75,076 6,324
SOUTHSTATE BANK  19,869 2,084
Standard Chartered (GBP)  260,757 7,573
Sumitomo Mitsui Trust Group (JPY) (6) 574,864 6,364
Texas Capital Bancshares  19,677 1,912
U.S. Bancorp  85,481 5,264
UniCredit (EUR)  81,225 7,928
USCB Financial Holdings  23,792 529
209,040
Capital Markets  2.2%
3i Group (GBP)  121,882 4,613
Blackrock  2,000 2,311
Bridgepoint Group (GBP)  547,930 2,364
Brookfield (CAD)  93,248 3,840
Cboe Global Markets  1,948 585
Charles Schwab  153,886 16,900
CME Group  13,408 3,828
CVC Capital Partners (EUR) (6) 57,827 972
Goldman Sachs Group  9,886 10,142
iCapital , Acquisition Date: 3/10/25 - 4/17/25, Cost $322 (5)(7)(9) 22,981 391
Intercontinental Exchange  70,257 11,290
Japan Exchange Group, ADR  15,990 223
Macquarie Group (AUD)  17,753 3,184
Marex Group  5,706 414

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Miami International Holdings (5) 48,437 2,077
Moody's  1,964 991
Morgan Stanley  63,817 13,613
StoneX Group (5) 31,693 2,170
TMX Group (CAD)  103,989 4,054
Tradeweb Markets, Class A  37,382 4,026
UBS Group (CHF)  130,363 7,138
95,126
Consumer Finance  0.4%
American Express  25,486 8,415
Capital One Financial  35,267 7,565
FirstCash Holdings  4,218 904
16,884
Financial Services  1.8%
Apollo Global Management  2,520 344
Berkshire Hathaway, Class B (5) 39,901 20,111
Federal National Mortgage Assn. (5)(6) 196,232 1,201
HA Sustainable Infrastructure Capital (6) 26,667 1,055
Marqeta  (5) 70,801 1,162
Mastercard, Class A  24,268 14,301
ORIX (JPY)  76,200 2,965
Paymentus Holdings (5) 5,122 182
PennyMac Financial Services  26,874 1,965
Rocket, Class A (5) 63,755 855
Visa, Class A  90,433 34,308
78,449
Insurance  2.0%
Admiral Group (GBP)  80,248 4,352
AIA Group (HKD)  575,600 5,565
Allstate  5,983 1,542
Aon  10,565 3,397
AXA (EUR)  104,612 5,223
Chubb  47,376 16,042
Definity Financial (CAD) (6) 119,494 6,337
Generali (EUR) (6) 78,685 4,071
Hagerty, Class A (5) 44,671 594
Hannover Rueck (EUR)  2,925 874
Kinsale Capital Group  2,642 988
Mandatum (EUR)  270,795 1,993
Marsh & McLennan  40,191 7,628
MetLife  36,432 3,467
Neptune Insurance Holdings, Class A (5) 64,087 2,135

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palomar Holdings  4,799 636
Progressive  28,120 6,132
Root, Class A (5)(6) 8,898 494
Sampo, Class A (EUR)  471,763 5,317
Skyward Specialty Insurance Group (5) 11,661 669
Suncorp Group (AUD)  240,918 3,251
Tokio Marine Holdings (JPY)  110,700 5,315
Travelers  655 240
White Mountains Insurance Group  221 465
86,727
Total Financials 486,226
HEALTH CARE  7.9%
Biotechnology  2.0%
4D Molecular Therapeutics (5) 28,877 407
AbbVie  37,177 9,533
Aktis Oncology (5)(6) 37,730 978
Amgen  16,152 6,943
Argenx , ADR (5) 4,740 4,890
Bicara Therapeutics (5)(6) 52,327 1,210
Cabaletta Bio (5)(6) 47,082 146
Celcuity  (5)(6) 3,492 311
CG oncology (5)(6) 9,572 719
Cogent Biosciences (5) 14,543 509
Cytokinetics (5) 24,151 1,713
Damora Therapeutics (5)(6) 4,764 134
Denali Therapeutics (5) 72,242 1,716
Dianthus Therapeutics (5)(6) 39,079 4,127
Dyne Therapeutics (5) 237,090 6,029
Erasca  (5) 49,936 893
Freenome  (5) 32,013 474
Gilead Sciences  136,103 19,917
Immatics  (5) 189,365 1,805
Immunome (5) 233,963 6,413
Immunovant  (5) 21,450 876
Kodiak Sciences (5) 24,411 912
Kymera Therapeutics (5)(6) 24,815 2,948
Neurogene  (5)(6) 8,353 303
Oruka Therapeutics (5)(6) 9,319 863
Prime Medicine (5)(6) 41,125 148
Regeneron Pharmaceuticals  6,489 5,185
Relay Therapeutics (5)(6) 48,253 887
Shattuck Labs (5)(6) 96,837 679
Spyre Therapeutics (5) 6,571 587

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stoke Therapeutics (5) 14,180 442
Travere Therapeutics (5) 7,732 513
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(9) 4,005 37
Twist Bioscience (5)(6) 8,401 1,168
Vaxcyte  (5) 11,710 711
85,126
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  106,989 11,807
Axogen  (5) 4,576 232
EssilorLuxottica (EUR)  13,412 2,489
Haemonetics  (5) 4,175 430
Hoya (JPY)  18,900 2,894
Intuitive Surgical (5) 16,457 6,202
iRadimed 2,277 197
Koninklijke Philips (EUR)  162,277 4,321
Medline, Class A (5) 18,642 653
Neogen  (5) 61,405 710
Procept Biorobotics  (5)(6) 42,924 910
Siemens Healthineers (EUR)  34,698 1,571
STERIS  18,759 4,364
Stryker  4,881 1,581
38,361
Health Care Providers & Services  1.7%
Alignment Healthcare (5)(6) 87,254 1,169
Billiontoone  (5)(6) 9,890 897
BrightSpring Health Services (5) 59,955 3,501
Brookdale Senior Living (5) 21,974 259
Cencora 36,876 11,933
CVS Health  67,240 6,315
Encompass Health  33,083 3,977
Guardian Pharmacy Services, Class A (5) 11,515 427
LifeStance Health Group (5) 73,273 906
Oscar Health, Class A (5) 94,568 2,833
Quest Diagnostics  35,193 8,457
Tenet Healthcare (5) 31,331 8,331
UnitedHealth Group  65,541 25,522
74,527
Health Care Technology  0.1%
Veeva Systems, Class A (5) 22,189 6,339
6,339

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.6%
Adaptive Biotechnologies (5) 37,592 937
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $309 (5)(9) 21,364 653
BioLife Solutions (5) 38,177 1,415
Danaher  15,281 3,263
Mettler-Toledo International (5) 783 1,100
Repligen  (5)(6) 15,433 2,793
Revvity 66,675 8,579
Sotera Health (5) 98,015 1,853
Thermo Fisher Scientific  6,514 4,020
24,613
Pharmaceuticals  2.6%
Amylyx Pharmaceuticals (5) 7,887 266
AstraZeneca  105,215 17,059
Avalyn Pharma (5)(6) 13,917 483
Bristol-Myers Squibb  70,354 4,700
Chugai Pharmaceutical (JPY)  104,700 4,532
Elanco Animal Health (5)(6) 62,007 1,483
Eli Lilly  18,956 21,927
Galderma Group (CHF)  9,772 2,026
Johnson & Johnson  60,615 16,114
Kardigan  (5) 24,161 487
Kardigan , Series B, Acquisition Date: 9/4/25 - 7/6/26,
Cost $226 (5)(9) 16,817 339
Maze Therapeutics (5) 8,355 222
Merck  25,000 3,694
Novartis (CHF)  46,450 7,065
Novo Nordisk, Class B (DKK)  134,781 6,104
Roche Holding (CHF)  18,007 7,850
Royalty Pharma, Class A  70,819 4,349
Sanofi (EUR)  45,225 4,021
Takeda Pharmaceutical (JPY)  139,100 5,029
UCB (EUR)  14,304 3,581
111,331
Total Health Care 340,297
INDUSTRIALS & BUSINESS SERVICES  7.9%
Aerospace & Defense  1.3%
Airbus (EUR)  41,962 9,577
Beta Technologies, Class A (5) 34,930 702
General Electric  37,221 12,495
Hanwha Aerospace (KRW)  2,625 2,108

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEICO  5,100 1,689
Howmet Aerospace  1,600 392
Karman Holdings (5)(6) 16,546 686
Kratos Defense & Security Solutions (5) 350 18
Loar Holdings (5)(6) 54,945 3,857
Mercury Systems (5) 13,923 1,216
Northrop Grumman  5,095 2,750
Rheinmetall (EUR)  2,308 2,971
Rolls-Royce Holdings (GBP)  415,145 8,437
Safran (EUR)  15,706 6,138
TransDigm Group  1,539 1,803
VSE (6) 18,991 3,963
58,802
Air Freight & Logistics  0.0%
Hub Group  5,430 217
217
Building Products  0.1%
AZZ  9,671 1,327
CSW Industrials (6) 1,613 498
Griffon  5,669 552
Kingspan Group (EUR)  22,465 2,671
Louisiana-Pacific  12,671 893
5,941
Commercial Services & Supplies  0.5%
Brink's (6) 3,694 402
Casella Waste Systems, Class A (5)(6) 15,842 1,461
Cintas  7,799 1,574
Clean Harbors (5) 3,169 999
Element Fleet Management (CAD)  201,844 3,838
Republic Services  52,813 11,668
19,942
Construction & Engineering  0.2%
API Group (5) 21,607 848
MYR Group (5) 1,405 409
Shimizu (JPY)  153,000 2,276
Vinci (EUR)  28,176 3,694
WillScot Holdings  30,910 640
7,867
Electrical Equipment  1.4%
ABB (CHF)  60,894 5,963
AMETEK  39,712 9,339

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DPC Holdings (5)(6) 53,615 2,250
Eaton  12,892 5,181
Emerson Electric  58,175 8,868
FuelCell Energy (5)(6) 5,652 97
Fujikura (JPY)  127,100 4,334
GE Vernova 6,744 6,060
Mitsubishi Electric (JPY)  139,300 4,823
Prysmian (EUR)  44,733 6,253
Siemens Energy (EUR)  35,840 5,903
Vicor  (5) 4,883 916
59,987
Ground Transportation  0.5%
CSX  249,996 12,627
Norfolk Southern  7,826 2,683
Old Dominion Freight Line  25,468 5,093
Saia (5) 1,136 403
20,806
Industrial Conglomerates  0.6%
Hitachi (JPY)  242,000 8,215
Siemens (EUR)  48,375 16,037
24,252
Machinery  2.4%
Alliance Laundry Holdings (5)(6) 21,927 502
Atmus Filtration Technologies  29,820 1,408
Caterpillar  5,628 4,488
CECO Environmental (5) 16,887 1,202
Deere  33,912 22,209
Enpro 4,014 1,189
Esab 16,185 1,220
ESCO Technologies  10,165 2,775
Federal Signal  5,259 615
Flowserve  462 37
Graco  398 31
Graham (5) 10,751 938
Ingersoll Rand  151,122 11,644
JBT Marel 12,942 1,512
Kadant 1,077 322
KION Group (EUR)  45,947 2,355
Komatsu (JPY)  71,500 3,307
Kubota (JPY)  56,500 1,031
Otis Worldwide  52,800 3,756
Parker-Hannifin  12,267 12,015

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RBC Bearings (5) 1,414 699
Sandvik (SEK)  159,070 6,373
Spirax Group (GBP)  9,957 948
SPX Technologies (5) 4,115 810
Standex International  1,112 322
Techtronic Industries (HKD)  243,500 4,188
Westinghouse Air Brake Technologies  59,538 17,024
102,920
Passenger Airlines  0.1%
Ryanair Holdings, ADR  78,617 4,353
4,353
Professional Services  0.4%
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(9) 11,790 96
Equifax  19,890 3,762
Recruit Holdings (JPY)  115,100 13,035
UL Solutions, Class A (6) 19,133 1,426
18,319
Trading Companies & Distributors  0.4%
AerCap Holdings  21,360 3,117
Bunzl (GBP)  85,495 3,217
Diploma (GBP)  1,073 105
DXP Enterprises (5) 1,129 212
Finning International (CAD) (6) 13,635 895
QXO (5)(6) 58,179 773
Russel Metals (CAD) (6) 14,057 748
SiteOne Landscape Supply (5) 9,324 919
Sumitomo (JPY)  806,300 9,001
18,987
Total Industrials & Business Services 342,393
INFORMATION TECHNOLOGY  18.0%
Communications Equipment  0.6%
Ciena  (5) 6,697 2,564
Cisco Systems  159,204 17,590
Extreme Networks (5) 11,122 250
Filtronic (GBP) (5) 133,844 425
LM Ericsson, Class B (SEK)  283,675 2,873
Viasat  (5) 11,575 779
Viavi Solutions (5) 2,355 85
Zhongji Innolight (HKD) (5) 10,700 1,405
25,971

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  51,185 8,115
Bel Fuse, Class B (6) 3,192 796
Fabrinet (5) 346 143
Halma, ADR (6) 2,885 284
Itron  (5) 9,455 917
Keysight Technologies (5) 41,949 13,537
Mirion Technologies (5)(6) 219,794 3,312
M-Tron Industries (5)(6) 4,310 328
Murata Manufacturing (JPY)  81,300 3,613
Novanta (5)(6) 8,822 1,290
TE Connectivity  14,771 3,032
Teledyne Technologies (5) 1,448 888
Unusual Machines (5)(6) 5,791 137
Vishay Precision Group (5) 4,769 295
36,687
IT Services  0.3%
Indra Sistemas (EUR) (6) 59,083 4,200
International Business Machines  19,364 4,529
Shopify, Class A (5) 41,909 6,176
14,905
Semiconductors & Semiconductor Equipment  9.6%
Advanced Micro Devices (5) 66,090 31,110
Aehr Test Systems (5) 2,884 229
Analog Devices  30,412 11,013
Applied Materials  24,576 11,265
ASML Holding (EUR)  13,316 22,584
ASML Holding  5,798 9,834
BE Semiconductor Industries (EUR)  10,513 2,394
Broadcom  154,702 57,292
Cerebras Systems, Class A (5) 1,908 352
Enphase Energy (5)(6) 1,520 55
FormFactor  (5) 363 37
Infineon Technologies (EUR)  76,402 4,980
Intel (5) 98,530 8,819
Kioxia Holdings (JPY) (5) 2,600 804
KLA  19,697 3,456
Lam Research  63,526 19,153
Lattice Semiconductor (5) 30,768 3,549
MACOM Technology Solutions Holdings (5) 3,442 908
Marvell Technology  24,320 5,148
Micron Technology  10,186 9,766

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  3,787 4,801
Navitas Semiconductor (5)(6) 16,572 192
NVIDIA  747,767 165,092
NXP Semiconductors  14,549 3,268
Onto Innovation (5) 506 135
QUALCOMM  31,100 5,302
SiTime (5) 1,694 958
SK hynix , ADR (5)(6) 37,454 6,164
Taiwan Semiconductor Manufacturing (TWD)  167,759 12,607
Taiwan Semiconductor Manufacturing, ADR  15,766 6,548
Texas Instruments  20,644 5,386
Tokyo Electron (JPY)  20,100 7,035
420,236
Software  3.9%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,020 (5)(7)(9) 4,698 3,231
Appfolio  (5)(6) 1,440 337
Aurora Innovation (5)(6) 283,589 1,597
BlackBerry (5)(6) 102,166 833
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $818 (5)(7)(9) 480 571
Cipher Digital (5)(6) 30,404 471
Crowdstrike Holdings, Class A (5) 23,328 5,389
Datadog, Class A (5) 8,034 1,904
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(9) 9,216 197
Hut 8 (5) 17,338 1,363
InterDigital  (6) 19,755 6,619
Microsoft  207,979 105,506
nCino  (5)(6) 10,030 227
Oracle  37,845 5,643
Palantir Technologies, Class A (5) 45,932 8,561
Procore Technologies (5) 4,945 310
Riot Platforms (5) 72,466 1,377
Roper Technologies  5,757 2,445
Salesforce  55,876 14,390
SAP (EUR)  18,267 4,020
ServiceNow (5) 35,830 5,302
Synopsys (5) 4,040 1,776
172,069
Technology Hardware, Storage & Peripherals  2.8%
Apple  365,455 115,794

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  27,904 5,268
121,062
Total Information Technology 790,930
MATERIALS  2.6%
Chemicals  1.0%
Air Liquide (EUR)  38,152 7,506
CF Industries Holdings  27,973 3,637
Corteva  49,100 4,155
Element Solutions  27,123 964
Linde  37,848 18,530
Mitsubishi Chemical Group (JPY)  387,300 2,904
Perimeter Solutions (5) 30,192 921
Solstice Advanced Materials  44,900 2,846
41,463
Construction Materials  0.3%
Heidelberg Materials (EUR)  20,291 3,868
Holcim (CHF)  52,933 4,642
Martin Marietta Materials  11,581 6,007
United States Lime & Minerals  6,214 734
15,251
Containers & Packaging  0.4%
Ball  80,408 5,063
International Paper  135,718 5,148
Packaging Corp. of America  39,876 9,329
19,540
Metals & Mining  0.8%
Alamos Gold  35,005 1,282
Almonty Industries (5) 67,445 1,201
Altius Minerals (CAD) (6) 21,239 987
Antofagasta (GBP)  68,225 3,640
BHP Group (AUD)  78,413 3,688
BHP Group (GBP) (6) 64,517 3,053
BHP Group, ADR (6) 35,650 3,348
Capstone Copper (CAD) (5) 82,330 955
Franco-Nevada (6) 4,200 1,105
G Mining Ventures (CAD) (5)(6) 7,267 274
Glencore (GBP)  690,375 5,509
Grupo Mexico, Series B (MXN)  201,504 2,758
IAMGOLD (5) 13,101 268
OR Royalties  108,857 4,023
Royal Gold  82 21

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
USA Rare Earth (5)(6) 16,476 294
Warrior Met Coal  8,737 946
33,352
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  248,545 2,917
2,917
Total Materials 112,523
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Cellares , Series D, Warrants, 7/24/31, Acquisition Date:
7/24/26, Cost $— (5)(7)(9) 11,395 136
Total Miscellaneous 136
REAL ESTATE  1.1%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  61,167 2,382
Welltower, REIT  54,283 12,824
15,206
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  4,109 820
Terreno Realty, REIT  13,827 915
1,735
Real Estate Management & Development  0.1%
Landbridge, Class A (6) 18,605 1,630
Mitsui Fudosan (JPY)  330,800 3,129
4,759
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  113,703 7,214
Essex Property Trust, REIT  8,754 2,477
Flagship Communities REIT  48,054 1,059
10,750
Retail Real Estate Investment Trusts  0.2%
Curbline Properties, REIT  89,299 2,664
Scentre Group (AUD)  1,532,429 3,938
6,602
Specialized Real Estate Investment Trusts  0.3%
Blackstone Digital Infrastructure Trust, REIT (5) 45,626 915
CubeSmart , REIT  1,788 71
Public Storage, REIT  36,334 11,154

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  98,783 2,534
14,674
Total Real Estate 53,726
UTILITIES  1.3%
Electric Utilities  0.7%
Constellation Energy  26,559 7,298
Enel (EUR)  527,666 5,770
Fortum (EUR)  110,689 2,662
IDACORP  13,556 1,846
OGE Energy  26,914 1,228
Southern  156,683 13,788
32,592
Gas Utilities  0.1%
Chesapeake Utilities  19,228 2,568
National Fuel Gas  12,343 1,025
3,593
Independent Power & Renewable Electricity
Producers  0.1%
Fervo Energy, Class A (5) 25,372 390
Orsted (DKK) (5) 96,696 2,037
2,427
Multi-Utilities  0.4%
Ameren  59,726 6,331
Engie (EUR)  189,622 5,417
National Grid (GBP)  357,041 5,633
17,381
Water Utilities  0.0%
California Water Service Group  24,358 1,217
Middlesex Water  12,037 698
1,915
Total Utilities 57,908
Total Miscellaneous Common Stocks  0.0% (10) 448
Total Common Stocks (Cost $1,687,597) 2,968,452

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)
(8)(9) 17,718 45
45
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(9) 41,545 35
35
Total Consumer Discretionary 80
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $59 (5)(7)(9) 3,203 —
Total Consumer Staples —
CORPORATES  0.0%
Technology  0.0%
Alphabet, Series A, 6.25%, 5/15/29 (6) 2,722 132
Alphabet, Series B, 6.25%, 5/15/29  2,722 131
Total Corporates 263
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $222 (5)(7)(9) 67,218 222
Ollin Biosciences, Series B, Acquisition Date: 6/2/26,
Cost $80 (5)(7)(9) 26,573 80
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $229 (5)(7)(9) 26,700 247
549
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)
(9) 118,345 98
Kardium , Series D-7, Acquisition Date: 6/9/25, Cost $124 (5)(7)
(9) 256,419 166
Kardium , Series D-8, Acquisition Date: 6/6/25, Cost $121 (5)(7)
(9) 186,226 120
384

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $222 (5)(7)(9) 92,428 28
28
Life Sciences Tools & Services  0.0%
Cellares , Series D, Acquisition Date: 12/12/25 - 7/24/26,
Cost $683 (5)(7)(9) 56,979 683
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(9) 10,046 121
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $128 (5)(7)(9) 12,159 40
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(9) 11,776 182
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(9) 5,896 132
1,158
Total Health Care 2,119
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(9) 3,254 5
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $566 (5)(7)(9) 8,207 566
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)
(9) 50,717 183
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (5)(7)(9) 11,069 40
VSE, 5.75%, 2/1/29 (6) 16,468 886
1,680
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(9) 9,815 29
Flexe , Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(9) 3,669 13
42
Electrical Equipment  0.0%
CelLink , Series D, Acquisition Date: 1/20/22, Cost $139 (5)(7)
(9) 6,676 139
139
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $803 (5)
(9) 803 444
444
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(9) 14,736 120

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr , Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(9) 26,046 211
331
Total Industrials & Business Services 2,636
INFORMATION TECHNOLOGY  0.3%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  19,969 1,243
1,243
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(9) 6,732 3
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)
(9) 2,367 1
4
Semiconductors & Semiconductor Equipment  0.1%
AvicenaTech , Series C-1, Acquisition Date: 8/27/26,
Cost $287 (5)(7)(9) 25,797 287
Lightmatter , Series D, Acquisition Date: 10/11/24, Cost $230 (5)
(7)(9) 2,858 239
SambaNova Systems, Series F, Acquisition Date: 7/1/26,
Cost $296 (5)(7)(9) 2,328 296
Sifive , Series G, Acquisition Date: 3/2/26, Cost $806 (5)(7)(9) 92,411 1,037
Xsight Labs, Series G, Acquisition Date: 7/2/26, Cost $377 (5)
(7)(9) 22,400 377
2,236
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $2,463 (5)(7)(9) 4,182 3,301
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(9) 30 36
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(9) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)
(7)(9) 4,398 1,113
Databricks, Series H, Acquisition Date: 8/31/21, Cost $766 (5)
(7)(9) 10,416 2,635
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (5)(7)
(9) 1,201 304
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (5)(7)(9) 12,516 268
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (5)(7)(9) 20,748 313
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(9) 5,932 91
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $605 (5)(7)
(9) 880 605

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(9) 23,436 55
8,723
Total Information Technology 12,206
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(9) 3,356 158
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)
(9) 5,247 99
257
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(9) 5,255 592
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (5)(7)(9) 2,684 302
894
Total Materials 1,151
Total Convertible Preferred Stocks (Cost $15,556) 18,455
CORPORATE BONDS  1.8%
3M, 5.15%, 3/15/35  199,000 196
Abbott Laboratories, 4.65%, 3/15/36  240,000 228
AbbVie, 5.30%, 9/15/36  160,000 158
AbbVie, 5.40%, 3/15/54  230,000 211
Accenture Capital, 4.75%, 7/10/29  70,000 70
Accenture Capital, 5.00%, 7/10/31  200,000 199
Aedifica , 0.875%, 12/2/30 (EUR)  100,000 103
AES, 5.20%, 7/15/29  45,000 45
AES, 5.75%, 7/15/33  60,000 59
AES, 5.80%, 3/15/32  395,000 396
Airbnb, 4.65%, 3/16/31  325,000 320
Alcon Finance, 2.60%, 5/27/30 (1) 319,000 292
Alcon Finance, 3.00%, 9/23/29 (1) 215,000 203
Amazon.com, 5.45%, 11/20/55  380,000 336
Amazon.com, 6.10%, 7/9/56  165,000 159
Ameren, 5.00%, 5/15/36  215,000 205
American Homes 4 Rent, 5.25%, 3/15/35  65,000 63
American Tower, 4.70%, 12/15/32  90,000 87
American Tower, 4.90%, 3/15/30  35,000 35
Anglo American Capital, 5.00%, 3/21/33 (1) 200,000 195

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Antofagasta, 5.625%, 9/9/35  200,000 199
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 135
APA Infrastructure, 5.125%, 9/16/34 (1) 95,000 92
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 62
Appalachian Power, 5.65%, 4/1/34  60,000 61
Ares Capital, 5.10%, 1/15/31  20,000 19
Ares Capital, 5.25%, 4/12/31  128,000 124
Ares Capital, 5.55%, 1/15/30  80,000 79
Ares Capital, 5.80%, 3/8/32  30,000 30
Ares Capital, 5.95%, 7/15/29  44,000 44
Ares Strategic Income Fund, 5.45%, 9/9/28  65,000 65
Aspen Insurance Holdings, 5.75%, 7/1/30  110,000 112
AT&T, 3.50%, 9/15/53  250,000 153
AT&T, 4.55%, 11/1/32  150,000 144
AT&T, 5.25%, 10/30/36  485,000 464
AT&T, 6.20%, 10/30/56  325,000 305
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 263
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 244
Augusta SpinCo, 4.945%, 3/23/33  95,000 93
Augusta SpinCo, 5.245%, 3/23/36  170,000 166
Automatic Data Processing, 5.00%, 5/7/36  325,000 315
AutoZone, 4.95%, 7/15/31  125,000 124
BAE Systems, 5.30%, 3/26/34 (1) 200,000 200
Banco Santander, 2.749%, 12/3/30  200,000 180
Banco Santander, 5.127%, 11/6/35  200,000 192
Banco Santander Chile, 4.55%, 11/20/30 (1) 280,000 275
Bank Hapoalim , 4.722%, 7/14/29 (1) 340,000 334
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(6) 300,000 301
Bank of America, VR, 1.898%, 7/23/31 (11) 1,230,000 1,091
Bank of America, VR, 5.464%, 5/9/36 (11) 260,000 259
Bank of America, VR, 5.511%, 1/24/36 (11) 400,000 400
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (11) 250,000 244
Bank of New York Mellon, VR, 5.085%, 4/23/37 (11) 325,000 314
Barclays, VR, 5.102%, 6/26/32 (11) 320,000 315
Barclays, VR, 5.586%, 6/26/37 (11) 200,000 195
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 200
BAT Capital, 5.30%, 8/5/33  140,000 139
BAT Capital, 5.35%, 8/15/32  275,000 276
BAT Capital, 5.55%, 8/5/36  190,000 188
BAT Capital, 7.079%, 8/2/43  110,000 119
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 200,000 198
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 286
Beacon Point DC, 6.129%, 11/30/42 (1) 111,000 105

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Beignet Investor, 6.581%, 5/30/49 (1) 309,000 296
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 99
Big Sky Funding, 5.75%, 7/20/31 (1) 19,355 19
Blackstone Private Credit Fund, 5.25%, 4/1/30  130,000 126
Blackstone Private Credit Fund, 5.60%, 11/22/29  28,000 28
Blackstone Private Credit Fund, 6.20%, 11/15/31  160,000 158
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 44
BMW U.S. Capital, 5.20%, 8/6/31 (1) 255,000 254
Boeing, 3.75%, 2/1/50  449,000 312
Boeing, 5.04%, 5/1/27  485,000 486
Boeing, 5.705%, 5/1/40  130,000 128
Boeing, 6.298%, 5/1/29  155,000 160
Boeing, 6.388%, 5/1/31  125,000 131
Boeing, 6.528%, 5/1/34  98,000 105
Boeing, 6.858%, 5/1/54  473,000 506
Bon Secours Mercy Health, 3.464%, 6/1/30  85,000 81
Booz Allen Hamilton, 5.95%, 4/15/35  440,000 436
Boston Gas, 6.119%, 7/20/53 (1) 75,000 72
Brixmor Operating Partnership, 2.50%, 8/16/31  87,000 77
Brixmor Operating Partnership, 4.85%, 2/15/33  35,000 34
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 54
Brixmor Operating Partnership, 5.375%, 6/15/36  185,000 180
Cadence Design Systems, 4.70%, 9/10/34  181,000 174
CaixaBank , VR, 5.581%, 7/3/36 (1)(11) 200,000 197
CaixaBank , VR, 6.037%, 6/15/35 (1)(11) 290,000 296
Canadian Imperial Bank of Commerce, VR, 5.051%,
6/16/32 (11) 215,000 213
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 49
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(12) 625,520 690
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  208,000 206
CBRE Services, 4.80%, 6/15/30  70,000 69
CBRE Services, 4.90%, 1/15/33  55,000 53
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 102
CFE Fibra , 5.875%, 9/23/40 (1) 194,290 188
Charles Schwab, VR, 4.603%, 7/27/29 (11) 462,000 461
Charles Schwab, VR, 5.493%, 5/21/37 (11) 165,000 163
Charles Schwab, VR, 5.655%, 8/12/37 (11) 270,000 269
Charter Communications Operating, 6.384%, 10/23/35  118,000 115
Charter Communications Operating, 6.55%, 6/1/34  57,000 57
Charter Communications Operating, 7.85%, 8/15/56  270,000 274
Cheniere Energy, 5.20%, 7/30/36 (1) 225,000 217
Cheniere Energy Partners, 3.25%, 1/31/32  55,000 50
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 130,000 126

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 5.55%, 10/30/35  167,000 166
Cheniere Energy Partners, 5.75%, 8/15/34  21,000 21
Cheniere Energy Partners, 5.95%, 6/30/33  8,000 8
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 80,000 77
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 196
Chpe , 4.875%, 6/30/31 (1) 180,000 177
Chpe , 5.10%, 6/30/33 (1) 100,000 98
Cigna Group, 4.50%, 9/15/30  70,000 69
Citigroup, VR, 5.174%, 9/11/36 (11) 80,000 78
Citigroup, VR, 6.02%, 1/24/36 (11) 465,000 468
Citigroup, VR, 6.27%, 11/17/33 (11) 335,000 351
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 134,000 135
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 95,000 93
CommonSpirit Health, 2.782%, 10/1/30  21,000 19
Constellation Brands, 4.85%, 5/6/31  125,000 123
Constellation Energy Generation, 3.75%, 3/1/31  116,000 109
Constellation Energy Generation, 4.625%, 2/1/29  100,000 99
Constellation Energy Generation, 5.00%, 2/1/31  102,000 101
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 194
CVS Health, 5.00%, 9/15/32  95,000 94
CVS Health, 5.05%, 3/25/48  491,000 416
CVS Health, 5.30%, 6/1/33  515,000 512
CVS Health, 5.625%, 2/21/53  225,000 202
Danske Bank, VR, 4.662%, 3/27/29 (1)(11) 200,000 200
Deere, 5.45%, 1/16/35  250,000 254
Diamondback Energy, 5.40%, 4/18/34  165,000 165
Dominion Energy, VR, 6.15%, 12/15/56 (11) 95,000 94
Eaton, 4.80%, 3/6/36  200,000 191
Ecolab, 4.60%, 6/15/29  640,000 638
Ecolab, 5.15%, 6/15/33  195,000 194
Edison International, 5.00%, 5/5/28  65,000 65
ENEL Finance International, 4.875%, 7/13/31 (1) 410,000 402
Entergy, VR, 6.50%, 12/15/56 (11) 60,000 60
ERAC USA Finance, 4.70%, 4/30/31 (1) 390,000 384
ERP Operating, 5.45%, 10/1/36  30,000 30
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  140,000 159
Eversource Energy, 5.95%, 7/15/34  213,000 219
Experian Finance U.S., 5.35%, 8/24/36 (1) 200,000 194
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 200,000 199
Ferrari, 3.625%, 5/21/30 (EUR) (6) 105,000 122
Fidelity National Information Services, 4.80%, 3/10/31  205,000 201
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (11) 415,000 397

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bank, VR, 5.332%, 8/25/33 (11) 320,000 314
FirstEnergy, 2.65%, 3/1/30  223,000 206
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 37
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 135,000 132
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 82
Fiserv, 4.20%, 10/1/28  125,000 123
Fiserv, 4.55%, 2/15/31  385,000 372
Fiserv, 5.375%, 8/21/28  120,000 121
Flowserve, 5.70%, 5/15/36  116,000 114
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 197
Ford Motor Credit, 5.73%, 9/5/30  200,000 200
Ford Motor Credit, 7.35%, 3/6/30  560,000 588
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 204
Foundry JV Holdco, 6.20%, 1/25/37 (1) 400,000 410
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 208
Freeport-McMoRan, 4.25%, 3/1/30  62,000 61
Freeport-McMoRan, 4.375%, 8/1/28  99,000 98
Freeport-McMoRan, 4.625%, 8/1/30  41,000 40
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 149
GA Global Funding Trust, 5.50%, 4/1/32 (1) 165,000 162
General Motors Financial, 5.10%, 9/15/31  320,000 317
General Motors Financial, 5.45%, 1/8/36  55,000 54
General Motors Financial, 5.55%, 7/15/29  185,000 188
General Motors Financial, 6.10%, 1/7/34  270,000 277
General Motors Financial, 6.40%, 1/9/33  68,000 71
GLP Capital, 3.25%, 1/15/32  49,000 43
GLP Capital, 4.00%, 1/15/31  114,000 107
GLP Capital, 5.25%, 2/15/33  160,000 154
GLP Capital, 5.625%, 3/1/36  130,000 124
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 693
Goldman Sachs Group, VR, 3.102%, 2/24/33 (11) 355,000 317
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 274
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 255,000 252
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 275,000 264
Goldman Sachs Group, VR, 5.655%, 7/21/37 (11) 330,000 327
Goldman Sachs Group, Series AA, VR, 6.50% (11)(13) 325,000 322
Golub Capital Private Credit Fund, 5.875%, 5/1/30  202,000 198
Green Palm Bidco , 5.957%, 6/30/41 (1) 200,000 197
Green Palm Bidco , 6.462%, 6/30/46 (1) 200,000 195
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 75,000 74
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  439,000 442
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 200,000 199

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 465,000 469
HCA, 4.60%, 11/15/32  300,000 288
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 124
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 239
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 82
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 255
Heathrow Funding, 1.875%, 3/14/34 (EUR)  145,000 143
Hercules Capital, 6.30%, 7/24/31  65,000 65
Honeywell Aerospace, 5.732%, 3/16/56  230,000 219
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 255,000 253
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 200,000 195
HSBC Holdings, VR, 5.729%, 8/14/37 (11) 220,000 218
HSBC Holdings, VR, 5.733%, 5/17/32 (11) 315,000 320
HUT 8 DC, 6.192%, 11/15/42 (1) 495,000 481
Hyundai Capital America, 4.25%, 9/18/28 (1) 42,000 41
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 158
Hyundai Capital America, 4.55%, 1/8/31 (1) 210,000 205
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 107
Hyundai Capital America, 4.90%, 6/23/28 (1) 320,000 320
Hyundai Capital America, 5.25%, 6/21/33 (1) 85,000 83
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 81
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 50
Hyundai Capital America, 6.10%, 9/21/28 (1) 42,000 43
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 98
Icon Investments Six, 5.421%, 8/13/31 (1) 200,000 199
Imperial Brands Finance, 5.50%, 7/7/36 (1) 400,000 388
ING Groep , VR, 5.42%, 3/23/37 (11) 260,000 254
Intel, 5.30%, 5/15/36  100,000 97
Intercontinental Exchange, 4.35%, 6/15/29  140,000 138
IPALCO Enterprises, 5.75%, 4/1/34  140,000 137
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 64
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 449
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 160,000 152
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 420,000 399
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 185,000 179
JPMorgan Chase, VR, 5.148%, 4/23/37 (11) 130,000 126
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 129
JPMorgan Chase, VR, 5.717%, 9/14/33 (11) 245,000 248
Kentucky Utilities, 5.85%, 8/15/55  25,000 24
Kilroy Realty, 5.875%, 10/15/35  250,000 242
Kilroy Realty, 6.25%, 1/15/36  209,000 207
L3Harris Technologies, 4.40%, 6/15/28  315,000 313

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lakeview, 5.73%, 7/9/29, Acquisition Date: 6/30/26,
Cost $485 (5)(7)(9) 485,000 485
Leidos, 4.10%, 3/15/29  70,000 69
Louisville Gas & Electric, 5.85%, 8/15/55  25,000 24
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 198
Lumo Kodit , 3.875%, 3/12/32 (EUR)  140,000 158
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  135,000 156
Martin Marietta Materials, 5.20%, 1/30/32  70,000 70
Martin Marietta Materials, 5.40%, 1/30/34  85,000 85
Marvell Technology, 2.95%, 4/15/31  209,000 190
Medline Borrower, 3.875%, 4/1/29 (1) 276,000 267
Medline Borrower, 5.00%, 6/15/31 (1) 485,000 478
Medline Borrower, 5.25%, 6/15/33 (1) 225,000 221
Medline Borrower, 6.25%, 4/1/29 (1) 83,000 84
Mercedes-Benz Finance North America, 5.20%, 8/4/31 (1) 480,000 477
Meta Platforms, 4.875%, 11/15/35  170,000 159
Meta Platforms, 5.50%, 11/15/45  210,000 182
Meta Platforms, 5.625%, 11/15/55  218,000 182
Meta Platforms, 6.30%, 5/15/56  200,000 184
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 451
Morgan Stanley, VR, 5.17%, 7/14/32 (11) 215,000 213
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 226
Morgan Stanley, VR, 5.296%, 4/10/37 (11) 290,000 281
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 60,000 59
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 120,000 120
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (11) 415,000 392
Mosaic, 5.35%, 8/17/31  445,000 443
Motorola Solutions, 5.40%, 4/15/34  115,000 114
Motorola Solutions, 5.55%, 8/15/35  245,000 244
National Bank of Canada, VR, 4.928%, 6/4/32 (11) 250,000 246
National Fuel Gas, 4.75%, 5/15/29  55,000 55
National Fuel Gas, 5.05%, 10/15/31  155,000 152
Nevada Power, Series CC, 3.70%, 5/1/29  58,000 56
NextEra Energy Capital Holdings, Series BB, VR, 6.20%,
10/1/56 (11) 245,000 239
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 155,000 152
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 122
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 95,000 91
NTT Finance, 4.876%, 7/16/30 (1) 200,000 197
NTT Finance, 5.171%, 7/16/32 (1) 200,000 197
NTT Finance, 5.259%, 11/1/33 (1) 250,000 245
NTT Finance, 5.502%, 7/16/35 (1) 200,000 197
Nutrien , 4.85%, 5/29/31  135,000 134
Nutrien , 5.25%, 3/12/32  35,000 35

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nutrien , 5.35%, 5/29/36  85,000 83
Nutrien , 5.40%, 6/21/34  18,000 18
Occidental Petroleum, 8.875%, 7/15/30  540,000 602
ONEOK, 5.05%, 11/1/34  264,000 255
ONEOK, 6.05%, 9/1/33  516,000 532
Oracle, 3.60%, 4/1/40  20,000 14
Oracle, 3.95%, 3/25/51  53,000 32
Oracle, 4.80%, 9/26/32  105,000 97
Oracle, 5.20%, 9/26/35  64,000 57
Oracle, 5.70%, 2/4/36  621,000 574
Oracle, 5.95%, 9/26/55  385,000 306
Oracle, 6.70%, 2/4/56  55,000 48
Orange, 5.00%, 1/13/36 (1) 205,000 195
Orbia Advance Corp., 6.80%, 5/13/30 (1) 245,000 247
Pacific Gas & Electric, 3.50%, 8/1/50  93,000 59
Pacific Gas & Electric, 4.95%, 7/1/50  95,000 76
Pacific Gas & Electric, 5.05%, 10/15/32  200,000 196
Pacific Gas & Electric, 5.20%, 5/1/36  145,000 137
Pacific Gas & Electric, 5.90%, 10/1/54  52,000 47
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 100
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 557
Philip Morris International, 4.625%, 10/29/35  255,000 240
Philip Morris International, 4.875%, 4/29/36  205,000 196
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 90,000 89
PNC Financial Services Group, VR, 5.463%, 7/21/37 (11) 120,000 118
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 130,000 130
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 112
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 125,000 120
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 140,000 131
Public Service of New Hampshire, 4.40%, 7/1/28  65,000 65
Public Service of Oklahoma, 5.45%, 1/15/36  305,000 301
Public Storage Operating, 4.70%, 2/1/32  130,000 127
QTS Central Issuer, 6.625%, 9/1/31 (1) 65,000 64
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 340,000 308
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(5)(14) 425,000 241
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 325,000 309
Regal Rexnord, 6.05%, 4/15/28  245,000 249
Revvity , 1.90%, 9/15/28  73,000 69
Revvity , 2.25%, 9/15/31  100,000 87
RGA Global Funding, 5.00%, 8/25/32 (1) 170,000 166
Rio Grande LNG, 6.15%, 6/30/41 (1) 200,000 194
Rogers Communications, 3.80%, 3/15/32  345,000 317
Rogers Communications, 5.00%, 2/15/29  270,000 270

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 5.30%, 2/15/34  305,000 296
Royal Caribbean Cruises, 5.55%, 1/20/34  160,000 159
RTX, 2.82%, 9/1/51  287,000 170
RTX, 3.03%, 3/15/52  95,000 58
RTX, 4.125%, 11/16/28  255,000 252
RTX, 5.15%, 2/27/33  90,000 90
Salesforce, 2.90%, 7/15/51  106,000 60
Salesforce, 4.50%, 3/15/28  510,000 509
Salesforce, 6.55%, 3/15/56  260,000 253
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 70
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 124
Santander Holdings USA, VR, 5.04%, 6/5/30 (11) 240,000 239
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 150,000 151
Santander Holdings USA, VR, 5.701%, 6/5/37 (11) 200,000 195
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 239
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 285
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 39
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 207
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 268
Schlumberger Investment, 5.15%, 5/7/36  405,000 396
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 137
SELP Finance, 3.875%, 4/21/31 (EUR)  140,000 162
Sempra, 5.25%, 3/15/36  85,000 82
SNF Group, 4.50%, 3/15/32 (EUR)  135,000 158
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 395,000 392
Societe Generale, VR, 5.40%, 8/8/34 (1)(11) 350,000 341
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 255,000 257
Sopaipilla Investor, 7.534%, 11/30/48 (1) 315,000 322
Southern California Edison, 4.80%, 3/15/33  120,000 115
Southern California Edison, 4.95%, 9/15/31  155,000 152
Southern California Gas, 5.45%, 6/15/35  120,000 120
Southern California Gas, 5.90%, 6/1/56  225,000 214
Southern California Gas, Series GGG, 5.50%, 9/1/36  150,000 148
Southern Gas Capital, Series B, 5.10%, 9/15/35  85,000 82
Southern Power, Series B, 4.90%, 10/1/35  75,000 71
Southwestern Public Service, 5.30%, 8/15/36  330,000 322
Space Exploration Technologies, 5.35%, 7/15/31 (1) 200,000 196
Space Exploration Technologies, 5.65%, 7/15/33 (1) 205,000 197
Space Exploration Technologies, 6.65%, 7/15/56 (1) 285,000 253
Sprint Capital, 6.875%, 11/15/28  111,000 116
Sprint Capital, 8.75%, 3/15/32  215,000 249
Standard Chartered, VR, 4.529%, 6/5/32 (1)(11) 700,000 676
Standard Chartered, VR, 5.846%, 8/13/37 (1)(11) 200,000 199

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered, VR, 6.301%, 1/9/29 (1)(11) 400,000 407
Sutter Health, 5.164%, 8/15/33  75,000 75
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 50
Sutter Health, Series 2025, 5.537%, 8/15/35  170,000 171
Synopsys, 4.85%, 4/1/30  185,000 184
Synopsys, 5.70%, 4/1/55  185,000 171
T-Mobile USA, 5.00%, 2/15/36  325,000 309
T-Mobile USA, 5.05%, 7/15/33  370,000 362
T-Mobile USA, 5.70%, 1/15/56  405,000 362
T-Mobile USA, 5.875%, 11/15/55  120,000 110
Targa Resources, 5.65%, 2/15/36  90,000 90
Targa Resources, 6.15%, 3/1/29  91,000 94
Thermo Fisher Scientific, 4.55%, 6/15/33  65,000 63
Time Warner Cable, 6.75%, 6/15/39  110,000 105
Time Warner Cable, 7.30%, 7/1/38  82,000 82
TotalEnergies Capital International, 3.127%, 5/29/50  124,000 80
TotalEnergies Capital International, 3.461%, 7/12/49  108,000 74
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 30,000 30
U.S. Steel, 5.20%, 8/1/31 (1) 200,000 198
U.S. Steel, 5.70%, 8/1/36 (1) 200,000 196
Uber Technologies, 4.80%, 9/15/35  205,000 194
UnitedHealth Group, 4.50%, 4/15/33  225,000 216
UnitedHealth Group, 5.30%, 6/15/35  115,000 114
UnitedHealth Group, 5.95%, 6/15/55  65,000 64
Ventas Realty, 5.00%, 2/15/36  485,000 464
Verizon Communications, 5.875%, 11/30/55  290,000 267
VICI Properties, 5.40%, 10/15/31  195,000 194
Vistra Operations, 5.55%, 4/30/36 (1) 320,000 310
Vistra Operations, 5.70%, 12/30/34 (1) 7,000 7
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 86
Vistra Operations, 6.95%, 10/15/33 (1) 320,000 340
Vodafone Group, 6.10%, 6/18/56  325,000 309
Vylor , 5.125%, 8/15/31 (1) 35,000 35
Vylor , 5.625%, 8/15/36 (1) 55,000 55
Wells Fargo, VR, 5.15%, 4/23/31 (11) 617,000 618
Xylem, 5.20%, 6/1/33  55,000 55
Total Corporate Bonds (Cost $79,612) 77,631
EQUITY FUNDS  12.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 6,045,347 307,224

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Real Assets Fund - I Class (3) 10,833,180 222,839
Total Equity Funds (Cost $326,604) 530,063
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 290,000 285
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 193
Comision Federal de Electricidad , 6.045%, 1/28/34 (1) 200,000 195
Comision Federal de Electricidad , 6.45%, 1/24/35 (1) 200,000 198
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 388
Export-Import Bank of India, 2.25%, 1/13/31 (1) 365,000 323
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 191
Kingdom of Morocco, 2.00%, 9/30/30 (EUR) (6) 305,000 328
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  265,000 324
Petroleos Mexicanos , 5.95%, 1/28/31  265,000 262
Petroleos Mexicanos , 8.75%, 6/2/29  235,000 252
Petroleos Mexicanos , 10.00%, 2/7/33  345,000 403
Republic of Chile, 3.10%, 5/7/41  540,000 398
Republic of Colombia, 7.75%, 11/7/36  260,000 277
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 140,000 161
Republic of Romania, 5.75%, 7/4/36 (1) 190,000 179
Republic of Romania, 6.625%, 2/17/28  324,000 330
Republic of Romania, 6.625%, 5/16/36 (1) 366,000 366
Republic of Serbia, 6.25%, 5/26/28  320,000 326
State of Israel, Series 10Y, 5.50%, 3/12/34  395,000 396
STC Sukuk, 3.89%, 5/13/29 (1) 645,000 627
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 195
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 196
United Mexican States, 6.125%, 2/9/38  450,000 434
United Mexican States, 6.25%, 8/27/37  260,000 256
Total Foreign Government Obligations & Municipalities
(Cost $7,555) 7,483
MUNICIPAL SECURITIES  0.0%
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  38,571 41
Total Municipal Securities (Cost $41) 41
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  35,000 35

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 55
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 30
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 208
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 128
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class A1,
CMO, ARM, 5.76%, 7/25/66 (1) 202,243 202
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.913%, 11/15/34 (1) 135,000 2
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  410,000 409
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 185,000 181
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 135,803 134
BMO Mortgage Trust, Series 2026-C15, Class A5, 5.818%,
8/15/59  125,000 128
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 214,328 212
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 384,674 381
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.932%, 12/15/39 (1) 212,453 213
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.281%, 5/15/41 (1) 348,067 349
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.039%, 2/15/43 (1) 115,000 115
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.039%, 6/15/35 (1) 100,000 100
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.339%, 5/15/43 (1) 100,000 100
BX Trust, Series 2026-ORBT, Class A, ARM, 1M TSFR +
1.40%, 5.039%, 7/15/43 (1) 105,000 105
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 33,945 29
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 107
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 89
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 88,993 74
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 237,545 235
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.281%, 8/15/41 (1) 250,000 249
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 46,019 46

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/44 (1) 72,246 72
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/44 (1) 78,551 79
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.093%, 3/25/45 (1) 27,853 28
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/45 (1) 44,078 44
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/45 (1) 671,786 671
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 7/25/45 (1) 125,974 126
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.543%, 9/25/45 (1) 73,408 73
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 86,830 87
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.693%, 2/25/46 (1) 771,908 771
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 4/25/46 (1) 78,067 78
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 4/25/46 (1) 902,828 903
Connecticut Avenue Securities Trust, Series 2026-R04, Class
2M1, CMO, ARM, SOFR30A + 1.15%, 4.793%, 7/25/46 (1) 200,337 200
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 140,567 139
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 558,819 554
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 230,909 229
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 188,922 188
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 204,125 201
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 93,008 92
EFMT, Series 2026-NQM6, Class A1, CMO, ARM, 5.466%,
6/25/71 (1) 236,716 235
EFMT, Series 2026-NQM6, Class A2, CMO, STEP, 5.669%,
6/25/71 (1) 98,632 98
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.632%, 3/25/50 (1) 59,726 58
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 8,748 8
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 33,941 30

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 3,914 4
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 132,207 131
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 533,069 530
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 395,000 350
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.465%, 7/25/44 (1) 554 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.902%, 10/25/50 (1) 125,403 106
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 70,217 70
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 200,366 199
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 121,817 121
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 448,324 440
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 391,266 389
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 93,444 92
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1,
CMO, ARM, 1.071%, 6/25/56 (1) 122,659 107
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 59,031 49
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 29,239 26
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 33,917 30
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 142,172 125
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 44 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 99 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.215%, 6/25/50 (1) 142,913 124
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 177,009 175
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.989%, 3/20/56 (1) 50,470 51
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 181,620 181

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 150,000 147
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.231%, 5/15/41 (1) 155,000 153
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 88,772 88
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 76,149 76
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1) 80,000 80
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 210,018 207
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 131,330 107
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 208,160 206
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 250,412 247
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 95,000 92
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 730,000 718
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 206,875 206
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 48,327 42
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 59,452 51
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 71,799 71
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.793%, 7/27/65 (1) 75,218 75
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 93,294 92
OBX Trust, Series 2026-R2, Class A1, CMO, ARM, 5.364%,
3/25/63 (1) 154,520 153
OBX Trust, Series 2026-R2, Class A2, CMO, STEP, 5.613%,
3/25/63 (1) 93,649 92
RCO IX Mortgage, Series 2026-4, Class A1, CMO, STEP,
5.691%, 8/25/31 (1) 470,000 468
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 765,780 552
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 620,000 622
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 100,822 101

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 86,245 85
SCG Mortgage Trust, Series 2026-PALM, Class A, ARM, 1M
TSFR + 1.27%, 4.909%, 7/15/43 (1) 145,000 145
SCG Mortgage Trust, Series 2026-PALM, Class B, ARM, 1M
TSFR + 1.50%, 5.139%, 7/15/43 (1) 100,000 100
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.031%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  44,209 43
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.78%, 8/25/47 (1) 78,239 73
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 10,474 10
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,226 3
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 9,988 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 30,033 27
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 372,223 368
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 201,241 196
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA3, Class M1B, CMO, ARM, SOFR30A + 2.90%, 6.543%,
4/25/42 (1) 80,000 81
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.143%,
6/25/42 (1) 50,000 51
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.343%,
9/25/42 (1) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/44 (1) 521,734 523
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 3/25/44 (1) 201,758 202
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 55,900 56
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 5/25/45 (1) 25,250 25
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 26,438 26
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 9/25/45 (1) 52,565 53

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 2/25/45 (1) 35,913 36
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 3/25/46 (1) 316,552 317
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 31,063 31
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/46 (1) 217,166 217
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 675,000 657
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.782%, 10/25/59 (1) 120,772 121
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.937%, 12/25/64 (1) 117,294 117
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.838%, 6/25/65 (1) 186,613 186
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.838%, 6/25/65 (1) 95,292 94
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.132%, 1/25/66 (1) 239,679 235
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.231%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 174,072 139
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 200
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  100,000 100
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $22,359) 21,889
PRIVATE INVESTMENT COMPANIES  4.0%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 55,096 172,666
Total Private Investment Companies (Cost $124,105) 172,666
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.7%
U.S. Government Agency Obligations  1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  21,335 21
3.00%, 12/1/42 - 4/1/43  141,236 126
3.50%, 8/1/42 - 3/1/46  342,221 314
4.00%, 10/1/40 - 12/1/41  75,058 70

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 6/1/39 - 5/1/42  99,621 98
5.00%, 12/1/36 - 8/1/40  28,721 29
5.50%, 1/1/40  58 —
6.00%, 3/1/33 - 8/1/38  24,498 25
7.00%, 6/1/32  290 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1,765 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1,492 2
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  651,796 80
2.50%, 7/25/50  1,291,241 204
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  30,515 27
2.00%, 8/1/36 - 9/1/52  4,522,041 3,594
2.50%, 3/1/42 - 1/1/54  3,017,341 2,498
3.00%, 5/1/31 - 7/1/52  985,876 873
3.50%, 6/1/35 - 11/1/50  308,454 283
4.00%, 8/1/37 - 5/1/52  250,078 235
4.50%, 5/1/50 - 10/1/53  572,486 542
5.00%, 9/1/52 - 4/1/56  2,645,686 2,565
5.50%, 8/1/53 - 10/1/55  2,623,702 2,613
6.00%, 6/1/53 - 1/1/56  3,215,247 3,266
6.50%, 11/1/53 - 9/1/55  518,829 537
7.00%, 6/1/54  47,176 50
Federal National Mortgage Assn.
2.50%, 1/1/61  174,995 138
3.00%, 2/1/44  2,551 2
3.50%, 6/1/42 - 5/1/46  189,108 174
4.00%, 11/1/40  67,616 65
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  548 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  448 —
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  216,465 26
2.50%, 5/25/47  716,993 88
6.50%, 2/25/32  320 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  348,241 294
2.00%, 9/1/36 - 6/1/52  6,909,999 5,631
2.50%, 8/1/30 - 6/1/52  4,253,918 3,570
3.00%, 1/1/27 - 7/1/52  3,532,213 3,129
3.50%, 2/1/35 - 7/1/50  1,102,350 1,014
4.00%, 7/1/35 - 6/1/53  1,846,400 1,726

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 7/1/39 - 3/1/56  1,197,938 1,146
5.00%, 7/1/34 - 11/1/55  2,210,862 2,158
5.50%, 9/1/34 - 11/1/55  3,231,894 3,215
6.00%, 2/1/33 - 9/1/55  2,457,291 2,506
6.50%, 7/1/32 - 10/1/55  1,401,934 1,451
UMBS, TBA (15)
1.50%, 9/1/41  340,000 300
2.00%, 9/1/41 - 9/1/56  4,378,000 3,479
2.50%, 9/1/41 - 9/1/56  2,185,000 1,819
3.00%, 9/1/56  830,000 707
3.50%, 9/1/56  2,335,000 2,071
4.00%, 9/1/56  2,135,000 1,948
4.50%, 9/1/41 - 9/1/56  1,760,000 1,657
5.00%, 9/1/56  2,190,000 2,112
5.50%, 9/1/56  1,770,000 1,752
6.00%, 9/1/56  360,000 364
60,597
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  103,063 92
2.00%, 1/20/51 - 3/20/52  1,427,788 1,146
2.50%, 8/20/50 - 3/20/52  1,726,467 1,445
3.00%, 9/15/42 - 6/20/52  1,442,256 1,266
3.50%, 12/20/42 - 7/20/52  1,098,478 999
4.00%, 7/20/42 - 10/20/52  900,829 836
4.50%, 11/20/39 - 4/20/53  1,325,061 1,265
5.00%, 7/20/39 - 12/20/54  618,780 609
5.50%, 1/20/36 - 12/20/55  440,791 440
6.00%, 12/20/38 - 11/20/52  201,101 204
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  17,850 16
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,750,825 439
2.50%, 6/20/51  1,810,323 244
3.50%, 5/20/43  16,695 2
4.00%, 2/20/43  9,266 1
Government National Mortgage Assn., TBA (15)
2.00%, 9/20/56  625,000 501
2.50%, 9/20/56  1,685,000 1,408
3.00%, 9/20/56  183,000 159
3.50%, 9/20/56  145,000 127
4.00%, 9/20/55  89,000 80
4.50%, 9/20/56  1,033,000 967

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 9/20/56  660,000 639
5.50%, 9/20/56  1,590,000 1,578
6.00%, 9/20/56  250,000 253
14,716
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $78,402) 75,313
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.1%
U.S. Treasury Obligations  2.1%
U.S. Treasury Bonds, 3.375%, 8/15/42  1,265,000 1,022
U.S. Treasury Bonds, 3.75%, 11/15/43  4,875,000 4,073
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 1,881
U.S. Treasury Bonds, 4.00%, 11/15/42  2,835,000 2,476
U.S. Treasury Bonds, 4.00%, 11/15/52  5,190,000 4,244
U.S. Treasury Bonds, 4.125%, 8/15/44  285,000 249
U.S. Treasury Bonds, 4.125%, 8/15/53  1,250,000 1,043
U.S. Treasury Bonds, 4.25%, 2/15/54  3,590,000 3,058
U.S. Treasury Bonds, 4.25%, 8/15/54  3,645,000 3,105
U.S. Treasury Bonds, 4.375%, 8/15/43  1,520,000 1,382
U.S. Treasury Bonds, 4.50%, 2/15/44 (16) 6,220,000 5,721
U.S. Treasury Bonds, 4.50%, 11/15/54  3,575,000 3,176
U.S. Treasury Bonds, 4.625%, 11/15/44  3,845,000 3,576
U.S. Treasury Bonds, 4.625%, 5/15/54  2,100,000 1,904
U.S. Treasury Bonds, 4.625%, 2/15/55  2,360,000 2,140
U.S. Treasury Bonds, 4.625%, 11/15/55  3,515,000 3,188
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 794
U.S. Treasury Bonds, 4.75%, 8/15/55  1,685,000 1,559
U.S. Treasury Notes, 1.375%, 10/31/28  2,355,000 2,211
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,305
U.S. Treasury Notes, 3.75%, 5/15/28 (16) 745,000 738
U.S. Treasury Notes, 3.75%, 12/31/30  5,410,000 5,255
U.S. Treasury Notes, 3.75%, 8/31/31  4,985,000 4,817
U.S. Treasury Notes, 3.875%, 4/30/30  4,605,000 4,517
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,610
U.S. Treasury Notes, 4.00%, 3/31/30  2,400,000 2,365
U.S. Treasury Notes, 4.00%, 1/31/31  545,000 535
U.S. Treasury Notes, 4.125%, 7/31/28  2,385,000 2,376
U.S. Treasury Notes, 4.125%, 7/31/31  4,425,000 4,351
U.S. Treasury Notes, 4.125%, 10/31/31 (16) 6,295,000 6,183
U.S. Treasury Notes, 4.25%, 1/31/30  2,505,000 2,490
U.S. Treasury Notes, 4.375%, 12/31/29  2,230,000 2,226
U.S. Treasury Notes, 4.375%, 11/30/30  2,485,000 2,475

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.375%, 1/31/32  1,250,000 1,241
U.S. Treasury Notes, 4.625%, 9/30/28  2,760,000 2,774
U.S. Treasury Notes, 4.625%, 5/31/31  370,000 372
92,432
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $96,548) 92,432
SHORT-TERM INVESTMENTS  0.5%
Commercial Paper  0.0%
4(2)  0.0%(17)
CRF Sequoia, 4.90%, 1/29/27  1,390 1,390
1,390
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.72% (3)(18) 20,679,115 20,679
20,679
Total Short-Term Investments (Cost $22,069) 22,069
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (3)(18) 10,753,487 10,753
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,753
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.72% (3)(18) 20,516,732 20,517
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 20,517
Total Securities Lending Collateral (Cost $31,270) 31,270

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 55,400 2
Morgan Stanley
S&P 500 Index,
Call, 9/18/26 @
$7,675.00 (5) 105 80,704 983
Total Options Purchased (Cost $581) 985
Total Investments in Securities  101.2%
(Cost $2,930,525) $ 4,413,235
Other Assets Less Liabilities (1.2)% (52,861)
Net Assets 100.0% $ 4,360,374
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $93,152 and represents 2.1% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2026.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $23,230 and represents 0.5% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(15) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,921 and represents 0.5% of net assets.
(16) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,390 and represents 0.0% of net assets.
(18) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 55,400 (1)
Morgan Stanley
S&P 500 Index, Put,
9/18/26 @ $6,675.00 251 192,922 (65)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Call, 9/18/26 @ $79.00 7,831 62,499 (626)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Put, 9/18/26 @ $79.00 5,672 45,268 (94)
Total Options Written (Premiums $(1,628)) $ (786)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 12,460 433 425 8
Total Bilateral Credit Default Swaps, Protection
Sold 425 8
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 60 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 74 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 21 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 21 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 20 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 28 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 150 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 149 4 3 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 19 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 31 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 27 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 29 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.995% (SOFR + 0.35%) Monthly,
1/19/28 719 2 — 2
Total Bilateral Total Return Swaps 9 3
Total Bilateral Swaps 434 11
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 28,902 675 492 183
Total Centrally Cleared Credit Default Swaps,
Protection Sold 183
Total Centrally Cleared Swaps 183
Net payments (receipts) of variation margin to date (185)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
** Includes interest purchased or sold but not yet collected of $8.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 390 EUR 337 $ (2)
BNP Paribas 11/20/26 USD 496 EUR 429 (4)
HSBC Bank 11/20/26 USD 1,602 EUR 1,381 (8)
Morgan Stanley 11/20/26 USD 276 EUR 239 (2)
State Street 10/23/26 USD 555 CAD 775 (6)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (22)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 16 Euro BOBL contracts 9/26 (2,106) $ 21
Short, 75 MSCI EAFE Index contracts 9/26 (12,108) (232)
Short, 57 S&P 500 E-Mini Index contracts 9/26 (21,942) (267)
Short, 5 Euro BOBL contracts 12/26 (660) —
Long, 25 U.S. Treasury Notes ten year contracts 12/26 2,692 (1)
Long, 91 U.S. Treasury Notes two year contracts 12/26 18,676 (40)
Net payments (receipts) of variation margin to date 621
Variation margin receivable (payable) on open futures contracts $ 102

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.92%  $ — $ (687) $ 836
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.31)%  — (239) 65
T. Rowe Price Institutional Emerging Markets
Equity Fund  2,530 (7,418) —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  (24) (32) 300
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.31%  — (407) 783
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.37%  (833) (304) 963
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, (2.32)%  — (143) 79
T. Rowe Price Real Assets Fund - I Class  — 7,367 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 5.20%  — (2,749) 888
T. Rowe Price Government Reserve Fund,
3.72% — — 144
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ 1,673# $ (4,612) $ 4,058+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.92%  $ 54,351 $ 2,397 $ — $ 56,061
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.31)%  15,052 766 — 15,579
T. Rowe Price Institutional
Emerging Markets Equity
Fund  322,312 — 7,670 307,224
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  17,656 300 525 17,399
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.31%  45,684 1,183 — 46,460
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.37%  108,017 2,943 5,834 104,822
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, (2.32)%  22,812 478 — 23,147
T. Rowe Price Real Assets
Fund - I Class  215,472 — — 222,839
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 5.20%  76,047 7,669 — 80,967
T. Rowe Price Government
Reserve Fund, 3.72% 33,960  ¤  ¤ 20,679
T. Rowe Price Treasury
Reserve Fund, 3.72% 16,763  ¤  ¤ 31,270
Total $ 926,447^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,058 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $766,599.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 247,209 $ — $ 247,209
Bond Funds 344,435 — — 344,435
Common Stocks 2,295,648 667,114 5,690 2,968,452
Convertible Preferred Stocks 2,392 444 15,619 18,455
Corporate Bonds — 77,146 485 77,631
Equity Funds 530,063 — — 530,063
Private Investment
Companies — — 172,666 172,666
Short-Term Investments 20,679 1,390 — 22,069
Securities Lending Collateral 31,270 — — 31,270
Options Purchased — 985 — 985
Total Securities 3,224,487 994,288 194,460 4,413,235
Swaps* — 628 — 628
Futures Contracts* 21 — — 21
Total $ 3,224,508 $ 994,916 $ 194,460 $ 4,413,884
Liabilities
Futures Contracts* 540 — — 540
Options Written — 786 — 786
Forward Currency Exchange
Contracts — 22 — 22
Total $ 540 $ 808 $ — $ 1,348
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $5,852,000 for the period ended August 31, 2026. Additionally, during the period, transfers out of
Level 3 include securities acquired as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Common Stocks $ 5,708 $ (18) $ — $ — $ — $ 5,690
Convertible
Preferred Stocks 13,116 2,066 1,466 (226) (803) 15,619
Corporate Bonds — — 485 — — 485
Private
Investment
Companies 168,863 3,803 — — — 172,666
Total $ 187,687 $ 5,851 $ 1,951 $ (226) $ (803) $ 194,460

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 5,690 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
25%
- 100%
25% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
– 14.2x
9.8x Increase
Sales growth
rate
10%
– 17%
11% Increase
Enterprise
value to gross
profit multiple
5.1x
– 6.0x
5.8x Increase
Gross profit
growth rate
17% 17% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
40% 40% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 15,619 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainity
25% 25% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 70%
33% Increase
Enterprise
value to sales
multiple
1.8x
- 30.9x
12.6x Increase
Sales growth
rate
10%
- 145%
46% Increase
Enterprise
value to gross
profit multiple
2.6x
- 21.9x
9.5x Increase
Gross profit
growth rate
17%
- 21%
18% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
multiple
82.8x 82.8x Increase
Premium to
public company
multiples
1%
- 50%
28% Increase
Cost of capital 17%
- 25%
20% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
26%
- 40%
28% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Corporate
Bonds
$485 Recent
comparable
transaction
price(s)
-# -# -# -#

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F103-054Q1 08/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$172,666
Rollforward of
Investee NAV
Estimated
return
0.53% 0.53% Increase